INVENTORIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Net loss on liquidation of raw materials	$ 0	$ 298,771	$ 0	$ 684,960	$ 684,960	$ 943,278